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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kidron Capital LLC
Address: 601 Carlson Parkway
         Suite 730
         Minnetonka, MN 55305

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Charles M. Webster
Title:   Managing Member
Phone:   (952) 404-2309

Signature, Place, and Date of Signing:

  /s/ Charles M. Webster    Minnetonka, Minnesota        February 7, 2006
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          14
Form 13F Information Table Value Total: $   158,039
                                         (thousands)

List of Other Included Managers:

None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                        TITLE OF                  Value    SH or
NAME OF ISSUER           CLASS           CUSIP   (X$1000) PRN AMT SH/PRN PUT/CALL Invest. Disc.
--------------         ----------      --------- -------- ------- ------ -------- -------------
Alderwoods Group       Common          014383103    11761  741100 SH              Sole
Aon Corp.              DBCV 3.500%11/1 037389AT0    20132  560000 SH              Sole
Aptar Group            Common          038336103     7386  141500 SH              Sole
Bright Horizons        Common          109195107    18206  491400 SH              Sole
CH Robinson            COM NEW         12541W209     8050  217400 SH              Sole
Encore Capital Group   Common          292554102    10519  606300 SH              Sole
Euronet Worldwide      Common          298736109    15073  542200 SH              Sole
FirstService Corp      Sub VTG SH      33761N109    14512  566200 SH              Sole
International Speedway CL A            460335201     5858  122300 SH              Sole
Paychex                Common          704326107     9374  245900 SH              Sole
Ritchie Brothers       Common          767744105      207    4900 SH              Sole
School Specialty       Common          807863105    20293  556900 SH              Sole
UAP Holding            Common          903441103    10992  538300 SH              Sole
Valspar Corp           Common          920355104     5674  230000 SH              Sole